Income Taxes (Narrative) (Details) ¥ in Millions, $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Hong Kong [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	16.50%
PRC [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Withholding tax rate on dividends, foreign invested enterprises to their immediate holding companies	10.00%
Preferential withholding tax rate on dividends, foreign invested enterprises	5.00%
Threshold percentage of equity interest in PRC foreign invested enterprise to enjoy preferential withholding tax rate	25.00%
Aggregate undistributed earnings of the Group's entities located in the PRC	¥ 1,030.2	¥ 959.7				¥ 1,030.2	$ 148.4
Unrecognized deferred tax liability on the permanently reinvested earnings	¥ 103.0	¥ 96.0				¥ 103.0	$ 14.8
PRC [Member] | All other PRC incorporated entities of the Group [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%
PRC [Member] | High and New Technology Enterprises [Member]
Schedule of Income Taxes [Line Items]
Preferential income tax rate	15.00%
Number of years of reapplication for the status	3 years
PRC [Member] | High and New Technology Enterprises [Member] | Fenghuang On-line [Member]
Schedule of Income Taxes [Line Items]
Preferential income tax rate						15.00%
PRC [Member] | High and New Technology Enterprises [Member] | Tianying Jiuzhou [Member]
Schedule of Income Taxes [Line Items]
Preferential income tax rate						15.00%
PRC [Member] | Software Enterprise [Member]
Schedule of Income Taxes [Line Items]
Preferential income tax rate	12.50%
Number of years of tax exemption	2 years
Reduction rate upon applicable EIT rates	50.00%
Number of years of tax rate reduction subsequent to years of tax exemption	3 years
PRC [Member] | Software Enterprise [Member] | Fenghuang Yutian [Member]
Schedule of Income Taxes [Line Items]
Preferential income tax rate					12.50%
PRC [Member] | Software Enterprise [Member] | Fenghuang Borui [Member]
Schedule of Income Taxes [Line Items]
Preferential income tax rate				12.50%